Events after the reporting period - Additional Information (Detail) - EUR (€) € in Millions	Feb. 06, 2023	Feb. 03, 2023	Sep. 30, 2022	Sep. 28, 2022
LBBW credit facility | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Liquidity covenant requirement			€ 30.0
Subscription agreement with SIGNA Holding GmbH | Senior unsecured convertible loan
Disclosure of non-adjusting events after reporting period [line items]
Face value				€ 100.0
Borrowings upsize option				200.0
Subscription agreement with SIGNA Holding GmbH | Senior unsecured convertible loan | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Borrowings upsize option				€ 1.0
Put right commitments from SIGNA Holding GmbH
Disclosure of non-adjusting events after reporting period [line items]
Commitments received		€ 130.0
Amendment agreement with SIGNA Holding | SIGNA Holdings revolving credit agreement 3
Disclosure of non-adjusting events after reporting period [line items]
Borrowings maximum amount	€ 50.0